Related Party Transactions (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Aug. 31, 2018 USD ($)	Aug. 31, 2018 CNY (¥)	Aug. 31, 2017 CNY (¥)
Related Party Transactions
Amounts due from related parties	$ 2,416	¥ 16,500	¥ 103,754
Mr. Zhang, Founder
Related Party Transactions
Amounts due from related parties			81,254
Ya Qiao Education
Related Party Transactions
Amounts due from related parties	$ 2,416	¥ 16,500	16,500
Term of amounts due from related parties	5 years
JiaXue Tiandi
Related Party Transactions
Amounts due from related parties			¥ 6,000